Right of use assets and liabilities - Chartered-out vessels summary (Details) - Vessels [member]	Dec. 31, 2020 USD ($)
STI Pimlico [Member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	$ 18,000
STI Poplar [Member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	18,000
STI Rose [Member] | LR2 [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating leases daily rate receivable	$ 28,000